Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Trenchless Fund ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Trenchless Fund ETF NAV
Average Annual Return, Percent	18.53%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Average Annual Return, Percent	19.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	14.13%